Account Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Account Payable and Accrued Expenses

NOTE 7: ACCOUNT PAYABLE AND ACCRUED EXPENSES

As of September 30, 2021 and December 31, 2020 the Company carried the following accounts payable and accrued expenses $1,998,396 and $2,144,834 respectively. The accounts payable and accrued expenses consist of trade payables arising from company’s normal course of business.

NOTE 9: ACCOUNT PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

December 31,	2020	2019
Accounts Payable and Accrued Expenses	1,826,255	575,582
Interest Payable	318,579	269,818
	$2,144,834	$845,400

The accounts payable and accrued expenses consists of trade payables arising from company’s normal course of business.